Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2016	Feb. 28, 2015
C000089634_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.03%
C000089634_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.93%
C000089634_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			5.49%
C000089633_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.30%
C000089633_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.07%)
C000089633_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.87%
C000089635_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.03%
C000089635_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.93%
C000089635_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			5.49%
C000092425_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.06%
C000092425_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.27%
C000092425_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			3.52%
C000089632_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.81%
C000089632_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.52%)
C000089632_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.51%
C000089634_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Strategic Advisers® International Fund
C000089634_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,000
C000089634_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 8,640
C000089634_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 9,879
C000089634_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 11,907
C000089634_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 11,125
C000089634_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 11,386
C000089634_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 14,687
C000089634_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 14,731
C000089634_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 13,950
C000089634_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					$ 16,038
C000089634_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 17,572	$ 17,572	$ 17,572	$ 17,572
C000089634_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
C000089634_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000089634_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													8,496
C000089634_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												9,854
C000089634_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,861
C000089634_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,169
C000089634_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,131
C000089634_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,656
C000089634_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,069
C000089634_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,656
C000089634_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					15,657
C000089634_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 17,071	$ 17,071	$ 17,071	$ 17,071
C000089634_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.56%
C000089634_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.07%
C000089634_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			5.80%
C000089633_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Strategic Advisers® Income Opportunities Fund
C000089633_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000089633_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													9,174
C000089633_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,924
C000089633_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,433
C000089633_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,800
C000089633_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,457
C000089633_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,461
C000089633_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,678
C000089633_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						12,959
C000089633_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					14,293
C000089633_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 15,705	$ 15,705	$ 15,705	$ 15,705
C000089633_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				ICE® BofA® US High Yield Constrained Index
C000089633_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000089633_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													9,149
C000089633_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,189
C000089633_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,650
C000089633_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,146
C000089633_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,859
C000089633_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,961
C000089633_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,073
C000089633_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,297
C000089633_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					14,756
C000089633_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	16,241	16,241	16,241	$ 16,241
C000089633_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
C000089633_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000089633_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,094
C000089633_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,417
C000089633_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,518
C000089633_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,854
C000089633_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,076
C000089633_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,334
C000089633_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,997
C000089633_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,881
C000089633_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					11,323
C000089633_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 12,036	$ 12,036	$ 12,036	$ 12,036
C000089633_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.88%
C000089633_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.74%
C000089633_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			4.62%
C000089633_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.06%
C000089633_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.78%
C000089633_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			4.97%
C000089635_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Strategic Advisers® Fidelity® International Fund
C000089635_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000089635_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													8,830
C000089635_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												9,811
C000089635_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,970
C000089635_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,203
C000089635_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,774
C000089635_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								14,759
C000089635_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,993
C000089635_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						14,183
C000089635_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					16,440
C000089635_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 18,094	$ 18,094	$ 18,094	$ 18,094
C000089635_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
C000089635_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000089635_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													8,496
C000089635_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												9,854
C000089635_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,861
C000089635_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,169
C000089635_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,131
C000089635_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,656
C000089635_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,069
C000089635_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,656
C000089635_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					15,657
C000089635_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 17,071	$ 17,071	$ 17,071	$ 17,071
C000089635_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.06%
C000089635_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.97%
C000089635_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			6.11%
C000092425_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Strategic Advisers® Emerging Markets Fund
C000092425_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000092425_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													7,651
C000092425_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												9,900
C000092425_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,893
C000092425_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,413
C000092425_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,618
C000092425_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								15,966
C000092425_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,031
C000092425_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,880
C000092425_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					13,134
C000092425_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 14,325	$ 14,325	$ 14,325	$ 14,325
C000092425_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
C000092425_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000092425_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													7,662
C000092425_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												9,923
C000092425_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,956
C000092425_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,679
C000092425_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,462
C000092425_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								15,596
C000092425_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,931
C000092425_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,804
C000092425_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					12,839
C000092425_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 14,130	$ 14,130	$ 14,130	$ 14,130
C000092425_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.07%
C000092425_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.28%
C000092425_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			3.66%
C000089632_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Strategic Advisers® Core Income Fund
C000089632_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000089632_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													9,955
C000089632_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,412
C000089632_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,573
C000089632_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,901
C000089632_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,127
C000089632_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,562
C000089632_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,304
C000089632_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,059
C000089632_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					11,478
C000089632_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 12,245	$ 12,245	$ 12,245	$ 12,245
C000089632_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000089632_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,000
C000089632_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 10,150
C000089632_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 10,294
C000089632_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 10,346
C000089632_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 10,674
C000089632_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 11,921
C000089632_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 12,086
C000089632_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 11,766
C000089632_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 10,622
C000089632_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					$ 10,976
C000089632_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,613	$ 11,613	$ 11,613	$ 11,613
C000089632_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.69%
C000089632_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.19%
C000089632_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.05%